Income tax (Schedule of Reconciliation of Total Tax Expense Computed by Applying Respective Statutory Income Tax Rate to Pre-tax Income) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income tax [Abstract]
PRC Statutory income tax rate (as a percent)	(25.00%)		(25.00%)		(25.00%)
Effect of preferential tax rate (as a percent)	13.10%		10.50%		10.40%
Effect of tax-exempt entities (as a percent)	1.10%		2.20%		0.20%
Permanent differences (as a percent)	(3.50%)	[1]	(4.00%)	[1]	(13.90%)	[1]
Change in valuation allowance (as a percent)	(0.40%)		(3.00%)		(2.00%)
Effect of Super Deduction available to the Group (as a percent)	2.00%		3.40%		5.70%
Effective income tax rate (as a percent)	(12.70%)		(15.90%)		(24.60%)

[1]	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.